OTHER COMPREHENSIVE INCOME - Changes in other comprehensive income (loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Changes in each component of other comprehensive income
Balance at the beginning of the period	¥ (47,678)	¥ (82,479)	¥ (28,485)
Period change	129,488	34,801	(53,994)
Period change	(360,771)
Balance at the end of the period	(408,449)	(47,678)	(82,479)
Foreign currency translation adjustments
Changes in each component of other comprehensive income
Balance at the beginning of the period	(525,841)	(321,571)	(269,577)
Period change		(204,270)	(51,994)
Period change	125,667
Balance at the end of the period	(400,174)	(525,841)	(321,571)
Unrealized holding gain on securities
Changes in each component of other comprehensive income
Balance at the beginning of the period	490,259	248,609	264,368
Period change		241,650	(15,759)
Period change	(490,259)
Balance at the end of the period		490,259	248,609
Adjustments related to retirement and severance benefits
Changes in each component of other comprehensive income
Balance at the beginning of the period	(12,096)	(9,517)	(23,276)
Period change		(2,579)	13,759
Period change	3,821
Balance at the end of the period	¥ (8,275)	¥ (12,096)	¥ (9,517)